Short-term borrowings - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Short-term Debt [Line Items]
Short-term bank borrowings	¥ 235,000		¥ 25,000
Short term debt	235,000	$ 33,756	25,000
Collateral Pledged [Member]
Short-term Debt [Line Items]
Short term debt	¥ 251,853		¥ 26,000
Weighted Average [Member]
Short-term Debt [Line Items]
Short term borrowings interest rate	4.27%	4.27%	3.63%